Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2015
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)

15-Dec-2015
Payment Date
30-Nov-2015
1-Nov-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
11-Dec-2015
Record Date
14-Dec-2015
30

15-Dec-2015
16-Nov-2015
15-Dec-2015
15-Nov-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
392,000,000.00
0.000000
0.00
0.00
274,460,441.66
Class A-2A Notes
104.671396
400,000,000.00
0.581480
41,868,558.55
232,591,883.11
274,460,441.66
Class A-2B Notes
104.671396
400,000,000.00
0.581480
41,868,558.55
232,591,883.11
575,000,000.00
Class A-3 Notes
0.000000
575,000,000.00
1.000000
0.00
575,000,000.00
247,770,000.00
Class A-4 Notes
0.000000
247,770,000.00
1.000000
0.00
247,770,000.00
1,371,690,883.32
Total Note Balance
2,014,770,000.00
83,737,117.10
1,287,953,766.22
Overcollateralization
421,751,356.41
421,751,356.42
Total Securitization Value
2,410,007,750.93
395,237,750.93
present value of lease payments
present value of Base Residual Value
1,793,442,239.73
1,709,705,122.64
1,317,155,165.18
1,555,806,566.22
854,201,184.71
428,189,428.81
392,549,957.46
1,365,252,810.92
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
421,751,356.41
17.50%
395,237,750.93
16.40%
421,751,356.42
17.50%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.240000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
0.780000%
0.445998
42,046,957.84
105.117395
178,399.29
Class A-2B Notes
0.517000%
0.285763
41,982,863.70
104.957159
114,305.15
Class A-3 Notes
1.100000%
0.916667
527,083.33
0.916667
527,083.33
Class A-4 Notes
1.210000%
1.008333
249,834.75
1.008333
249,834.75
$84,806,739.62
Total
1,069,622.52

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2015
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
36,277,025.45
289,344.19
93,794,672.61
0.00
0.00
36,564.09
93,795,071.97
0.00
93,795,071.97
399.36
38,635,642.63
18,882,004.53
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
1,494,535.20
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
1,069,622.52
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
83,737,117.10
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
7,493,797.15
Total Distribution
93,795,071.97
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
1,494,535.20
1,494,535.20
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,069,622.52
1,069,622.52
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
178,399.29
0.00
178,399.29
thereof on Class A-2B Notes
114,305.15
0.00
114,305.15
thereof on Class A-3 Notes
527,083.33
0.00
527,083.33
thereof on Class A-4 Notes
249,834.75
0.00
249,834.75
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,069,622.52
1,069,622.52
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
83,737,117.10
0.00
83,737,117.10
Principal Distribution Amount
83,737,117.10
83,737,117.10
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
6,025,019.38
0.00
0.00
6,025,019.38
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
369.54
29.82
29.82
29.82
399.36
6,025,019.38
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2015
Pool Statistics
Securitization Value end of Collection Period
1,793,442,239.73
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
70.94%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
57,690
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
1,709,705,122.64
4,611,381.02
0.00
17,671,039.53
36,259,341.23
25,195,355.31
2,410,007,750.93
47,794
45,990
90.41%
1,762,832,979.55
1,413,062,441.66
6.80%
6.80%
13.65
21.08
Cumulative Turn-in Ratio
Aggregate Base Residual Value
10.77
23.64
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.58%
89.65%
Delinquency Profile
Delinquency Profile *
0.01%
202,574.01
91-120 Days Delinquent
45,865
92

3,828,921.84
1,704,637,160.15
1,036,466.64
100.00%
45,990
1,709,705,122.64
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.70%
Current
0.06%
0.22%
31-60 Days Delinquent
61-90 Days Delinquent

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2015
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,515,875.39

401,057.44
1,087,327.69
Principal Net Credit Loss / (Gain)
27,490.26
15,758,608.80
606,305.74

13,290,995.33
1,861,307.73
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
0.019%
0.089%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
1,440.16
0.025%
0.028%
0.247%
0.060%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
57,025,886.39
1,765
357,391,302.72
11,272
57,138,879.72
373,074,828.56
(112,993.33)
(15,683,525.84)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.077)%
(0.701)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.651)%
(1,391.37)
(0.784%)
(1.033%)
(0.909%)